Long-Term Debt - Deferred Financing Activity (Detail) - USD ($) $ in Thousands				6 Months Ended
	Jul. 01, 2014	Dec. 13, 2013	May 31, 2013	Jun. 30, 2016
Deferred Financing Activity [Roll Forward]
Balance 12/31/2015				$ 46,700
Additions				6,526
Rolled Over				0
Early Extinguishment				(695)
Amortization of deferred financing costs				(5,628)
Balance 6/30/2016				46,903
8.75% Senior Notes due 2020
Deferred Financing Activity [Roll Forward]
Additions	$ 100	$ 300	$ 200
Senior Notes | 6.375% Senior Secured Notes due 2019
Deferred Financing Activity [Roll Forward]
Balance 12/31/2015				20,182
Additions				0
Rolled Over				(3,423)
Early Extinguishment				(585)
Amortization of deferred financing costs				(2,477)
Balance 6/30/2016				13,697
Senior Notes | 8.75% Senior Notes due 2020
Deferred Financing Activity [Roll Forward]
Balance 12/31/2015				18,892
Additions				0
Rolled Over				0
Early Extinguishment				0
Amortization of deferred financing costs				(1,919)
Balance 6/30/2016				16,973
Senior Notes | 8.875% Senior Secured Notes Due 2022
Deferred Financing Activity [Roll Forward]
Balance 12/31/2015				1,170
Additions				0
Rolled Over				0
Early Extinguishment				(110)
Amortization of deferred financing costs				(82)
Balance 6/30/2016				978
Senior Notes | 7.875% Senior Secured Notes Due 2022
Deferred Financing Activity [Roll Forward]
Balance 12/31/2015				0
Additions				6,526
Rolled Over				3,423
Early Extinguishment				0
Amortization of deferred financing costs				(128)
Balance 6/30/2016				9,821
Revolving Credit Facility | Line of Credit
Deferred Financing Activity [Roll Forward]
Balance 12/31/2015				6,456
Additions				0
Rolled Over				0
Early Extinguishment				0
Amortization of deferred financing costs				(1,022)
Balance 6/30/2016				$ 5,434